UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

semi-annual Shareholder Report December 31, 2024 Blueprint Chesapeake Multi-Asset Trend ETF Ticker: TFPN (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.tfpnetf.com. You can also request this information by contacting us at 800-245-7339 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$86	1.71%

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$140,707
Number of Holdings	389
Portfolio Turnover	42%

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation). Common Stocks include Securities Sold Short.

What did the Fund invest in?

(as of December 31, 2024)

Top Ten Holdings	(% of net assets)
U.S. Treasury Bills	7.8
United States Treasury Note/Bond	2.8
iShares Short-Term National Muni Bond ETF	2.6
iShares 0-5 Year TIPS Bond ETF	2.2
Vanguard Short-Term Corporate Bond ETF	1.8
London Cocoa	1.3
iShares TIPS Bond ETF	1.3
SPDR Bloomberg High Yield Bond ETF	1.1
iShares National Muni Bond ETF	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.tfpnetf.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
December 31, 2024 (Unaudited)

Tidal Trust II

Blueprint Chesapeake Multi-Asset Trend ETF | TFPN | NYSE Arca, Inc.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - 49.2%	Shares	Value
Aerospace/Defense - 2.4%
AeroVironment, Inc. (a)	1,349	$207,597
Bombardier, Inc. - Class B (a)	10,819	735,334
Embraer SA - ADR (a)	20,815	763,494
Kratos Defense & Security Solutions, Inc. (a)	21,161	558,227
Leonardo DRS, Inc. (a)	10,425	336,832
Moog, Inc. - Class A (b)	4,164	819,642
		3,421,126

Agriculture - 0.4%
Vital Farms, Inc. (a)	15,982	602,362

Auto Parts & Equipment - 0.5%
Gentex Corp.	5,475	157,297
Phinia, Inc.	11,390	548,656
		705,953

Biotechnology - 1.3%
BioNTech SE - ADR (a)	3,739	426,059
Corteva, Inc.	15,939	907,885
Illumina, Inc. (a)	3,350	447,661
		1,781,605

Building Materials - 4.3%
Armstrong World Industries, Inc.	4,314	609,698
Boise Cascade Co. (b)	4,797	570,171
Eagle Materials, Inc. (b)	2,478	611,471
Griffon Corp.	6,543	466,319
Knife River Corp. (a)	6,337	644,093
Louisiana-Pacific Corp.	7,587	785,634
Mohawk Industries, Inc. (a)	3,300	393,129
Owens Corning (b)	4,134	704,103
ROCKWOOL AS - Class B	648	229,629
Tecnoglass, Inc.	6,571	521,212
West Fraser Timber Co. Ltd.	6,054	523,974
		6,059,433

Chemicals - 3.0%
Air Products and Chemicals, Inc.	2,315	671,443
Avient Corp.	2,342	95,694
Axalta Coating Systems Ltd. (a)	21,900	749,418
Balchem Corp.	3,307	539,025
Cabot Corp.	5,069	462,850
CF Industries Holdings, Inc.	7,284	621,471
Element Solutions, Inc.	21,222	539,675
Ingevity Corp. (a)	1,689	68,827
Minerals Technologies, Inc.	6,623	504,739
		4,253,142

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Commercial Services - 1.2%
ABM Industries, Inc.	12,126	620,609
Block, Inc. - Class A (a)	5,251	446,282
Shift4 Payments, Inc. - Class A (a)	6,250	648,625
		1,715,516

Computers - 0.7%
Infosys Ltd. - ADR	21,900	480,048
Lumentum Holdings, Inc. (a)	5,163	433,434
		913,482

Distribution/Wholesale - 0.2%
Core & Main, Inc. - Class A (a)	4,383	223,139

Diversified Financial Services - 0.4%
Bakkt Holdings, Inc. (a)	968	23,977
Coinbase Global, Inc. - Class A (a)	1,885	468,046
		492,023

Electric - 0.2%
Ormat Technologies, Inc.	3,318	224,695

Electrical Components & Equipment - 1.5%
Belden, Inc.	5,626	633,544
Energizer Holdings, Inc.	20,776	724,875
EnerSys	1,729	159,811
Littelfuse, Inc.	2,128	501,463
Novanta, Inc. (a)	717	109,536
		2,129,229

Electronics - 2.5%
Atmus Filtration Technologies, Inc.	14,652	574,065
Badger Meter, Inc.	2,943	624,269
Brady Corp. - Class A	9,569	706,671
Coherent Corp. (a)	4,468	423,254
Keysight Technologies, Inc. (a)	4,796	770,382
nVent Electric PLC	5,696	388,239
		3,486,880

Engineering & Construction - 0.8%
Granite Construction, Inc.	5,909	518,278
MasTec, Inc. (a)	3,910	532,308
		1,050,586

Entertainment - 0.8%
TKO Group Holdings, Inc. - Class A (a)	8,095	1,150,380

Environmental Control - 0.6%
Clean Harbors, Inc. (a)(b)	2,519	579,723
PureCycle Technologies, Inc. (a)	30,344	311,026

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

		890,749

Food - 2.7%
Cal-Maine Foods, Inc.	7,698	792,278
Ingredion, Inc.	6,093	838,153
McCormick & Co., Inc.	12,458	949,798
Mowi ASA	27,375	469,413
Pilgrim's Pride Corp. (a)	17,588	798,319
		3,847,961

Forest Products & Paper - 0.5%
Sylvamo Corp.	9,077	717,265

Hand/Machine Tools - 0.7%
Enerpac Tool Group Corp.	11,922	489,875
Franklin Electric Co., Inc.	4,610	449,244
		939,119

Healthcare-Products - 1.0%
Envista Holdings Corp. (a)	11,173	215,527
Insulet Corp. (a)	1,617	422,150
Twist Bioscience Corp. (a)	6,148	285,698
UFP Technologies, Inc. (a)	2,125	519,584
		1,442,959

Housewares - 0.2%
Scotts Miracle-Gro Co.	5,056	335,415

Insurance - 0.2%
Arch Capital Group Ltd. (b)	2,567	237,062

Investment Companies - 1.3%
Bit Digital, Inc. (a)	32,850	96,251
Bitdeer Technologies Group - Class A (a)	13,347	289,229
Cipher Mining, Inc. (a)	22,637	105,036
Cleanspark, Inc. (a)	16,425	151,274
Galaxy Digital Holdings Ltd. (a)	21,900	380,532
Hive Digital Technologies Ltd. (a)	32,850	93,623
Hut 8 Corp. (a)	9,418	192,975
IREN Ltd. (a)	17,615	172,979
MARA Holdings, Inc. (a)	5,558	93,208
Riot Platforms, Inc. (a)	11,443	116,833
Terawulf, Inc. (a)	27,375	154,942
		1,846,882

Iron/Steel - 1.0%
Carpenter Technology Corp.	5,977	1,014,357
Commercial Metals Co.	6,544	324,582
		1,338,939

The accompanying notes are an integral part of these financial statements.	3

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Machinery-Construction & Mining - 0.6%
Bloom Energy Corp. - Class A (a)	9,907	220,035
BWX Technologies, Inc. (b)	6,073	676,471
		896,506

Machinery-Diversified - 1.8%
Cactus, Inc. - Class A	10,949	638,984
Chart Industries, Inc. (a)	2,206	420,993
Crane Co.	4,474	678,929
Flowserve Corp. (b)	12,631	726,535
		2,465,441

Media - 0.8%
Liberty Media Corp.-Liberty Formula One - Class C (a)	8,680	804,289
Walt Disney Co.	3,395	378,033
		1,182,322

Metal Fabricate/Hardware - 2.0%
AZZ, Inc. (b)	16,464	1,348,731
RBC Bearings, Inc. (a)	2,119	633,878
Valmont Industries, Inc.	2,691	825,249
		2,807,858

Mining - 2.8%
Agnico Eagle Mines Ltd.	8,791	687,544
Alamos Gold, Inc. - Class A	20,325	374,793
Alcoa Corp.	10,334	390,419
Anglogold Ashanti PLC	12,465	287,692
Cameco Corp.	8,367	429,980
Centrus Energy Corp. - Class A (a)	5,424	361,293
Kaiser Aluminum Corp.	6,442	452,679
Lundin Mining Corp.	21,900	188,363
MP Materials Corp. (a)	17,120	267,072
NexGen Energy Ltd. (a)	32,850	216,810
Uranium Energy Corp. (a)	32,850	219,766
		3,876,411

Miscellaneous Manufacturing - 1.6%
Axon Enterprise, Inc. (a)	1,736	1,031,740
ITT, Inc.	4,472	638,959
Trinity Industries, Inc.	16,113	565,566
		2,236,265

Oil & Gas - 0.3%
EQT Corp.	9,895	456,258

Oil & Gas Services - 0.8%
Kodiak Gas Services, Inc.	20,531	838,281
Oceaneering International, Inc. (a)	13,017	339,483
		1,177,764

The accompanying notes are an integral part of these financial statements.	4

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Packaging & Containers - 2.2%
AptarGroup, Inc. (b)	3,667	576,086
Berry Global Group, Inc.	10,192	659,116
Crown Holdings, Inc.	4,878	403,362
Graphic Packaging Holding Co.	17,873	485,431
Sealed Air Corp.	8,765	296,520
Silgan Holdings, Inc.	12,994	676,338
		3,096,853

Pharmaceuticals - 0.4%
Grifols SA - ADR (a)	24,638	183,307
Jazz Pharmaceuticals PLC (a)	3,051	375,730
		559,037

Pipelines - 0.7%
Golar LNG Ltd.	24,048	1,017,711

Semiconductors - 0.3%
Ambarella, Inc. (a)	5,292	384,940
Canaan, Inc. - ADR (a)	38,700	79,335
		464,275

Software - 2.6%
C3.ai, Inc. - Class A (a)	8,748	301,194
Clear Secure, Inc. - Class A	16,098	428,851
Cloudflare, Inc. - Class A (a)	3,245	349,421
DigitalOcean Holdings, Inc. (a)	10,425	355,180
IonQ, Inc. (a)	16,966	708,670
MicroStrategy, Inc. - Class A (a)	4,712	1,364,689
Unity Software, Inc. (a)	4,825	108,418
		3,616,423

Telecommunications - 0.2%
Applied Digital Corp. (a)	17,118	130,781
Iridium Communications, Inc.	7,037	204,214
		334,995

Toys/Games/Hobbies - 0.7%
Funko, Inc. - Class A (a)	32,850	439,861
Hasbro, Inc.	8,291	463,550
		903,411

Transportation - 1.8%
CH Robinson Worldwide, Inc.	7,668	792,258
Danaos Corp.	5,686	455,278
Kirby Corp. (a)	2,316	245,033
Knight-Swift Transportation Holdings, Inc.	7,302	387,298
Werner Enterprises, Inc.	9,564	343,539
ZIM Integrated Shipping Services Ltd.	16,376	351,592
		2,574,998

The accompanying notes are an integral part of these financial statements.	5

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Trucking & Leasing - 0.8%
GATX Corp.	5,210	807,341
Greenbrier Cos., Inc.	5,429	331,115
		1,138,456

Water - 0.4%
American Water Works Co., Inc.	4,963	617,844
TOTAL COMMON STOCKS (Cost $59,288,171)		69,228,730

EXCHANGE TRADED FUNDS - 17.7%
Cambria Tactical Yield ETF	21,500	542,982
Invesco Senior Loan ETF (b)	63,387	1,335,564
iShares 0-5 Year High Yield Corporate Bond ETF (b)	33,924	1,445,502
iShares 0-5 Year TIPS Bond ETF (b)	30,162	3,034,297
iShares Bitcoin Trust ETF (a)	14,581	773,522
iShares Ethereum Trust ETF (a)	10,164	257,048
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,964	887,195
iShares MBS ETF	12,955	1,187,714
iShares National Muni Bond ETF	13,985	1,490,102
iShares Preferred and Income Securities ETF	34,716	1,091,471
iShares Short-Term National Muni Bond ETF (b)	35,323	3,725,870
iShares TIPS Bond ETF (b)	16,825	1,792,704
SPDR Bloomberg Convertible Securities ETF	18,434	1,435,824
SPDR Bloomberg High Yield Bond ETF (b)	15,750	1,503,653
Vanguard Intermediate-Term Corporate Bond ETF	15,349	1,232,064
Vanguard Long-Term Corporate Bond ETF	8,971	670,851
Vanguard Short-Term Corporate Bond ETF (b)	31,713	2,473,931
TOTAL EXCHANGE TRADED FUNDS (Cost $24,302,398)		24,880,294

U.S. TREASURY SECURITIES - 2.8%	Par
United States Treasury Note/Bond, 1.50%, 02/15/2025	$4,000,000	3,986,109
TOTAL U.S. TREASURY SECURITIES (Cost $3,985,547)		3,986,109

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares
REITS - 1.2%
Blackstone Mortgage Trust, Inc. - Class A	19,099	332,513
CoreCivic, Inc. (a)	20,411	443,735
GEO Group, Inc. (a)	21,900	612,762
Starwood Property Trust, Inc.	19,002	360,088
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,357,753)		1,749,098

SHORT-TERM INVESTMENTS - 15.8%
Money Market Funds - 8.0%
First American Government Obligations Fund - Class X, 4.41% (c)	11,232,281	11,232,281

The accompanying notes are an integral part of these financial statements.	6

Consolidated Schedule of Investments	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

U.S. Treasury Bills - 7.8%	Par
4.49%, 01/14/2025 (d)	$4,000,000	3,994,418
4.44%, 01/30/2025 (d)	4,000,000	3,986,863
4.40%, 03/06/2025 (d)	3,000,000	2,978,055
		10,959,336
TOTAL SHORT-TERM INVESTMENTS (Cost $22,188,489)		22,191,617

TOTAL INVESTMENTS - 86.7% (Cost $111,122,358)		122,035,848
Other Assets in Excess of Liabilities - 13.3%		18,670,857
TOTAL NET ASSETS - 100.0%		$140,706,705

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

ASA - Advanced Subscription Agreement

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. Total value of assets committed as collateral as of December 31, 2024 is $10,203,907 or 7.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.	7

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

COMMON STOCKS - (30.2)%	Shares	Value
Aerospace/Defense - (0.6)%
General Dynamics Corp.	(1,897)	$(499,840)
L3Harris Technologies, Inc.	(1,735)	(364,836)
		(864,676)

Agriculture - (0.3)%
Archer-Daniels-Midland Co.	(7,490)	(378,395)

Apparel - (0.1)%
Kering SA	(518)	(127,794)

Auto Manufacturers - (1.0)%
Bayerische Motoren Werke AG	(8,739)	(714,706)
Mercedes-Benz Group AG	(12,323)	(686,511)
		(1,401,217)

Banks - (0.6)%
Toronto-Dominion Bank	(16,343)	(870,101)

Beverages - (2.9)%
Anheuser-Busch InBev SA/NV - ADR	(12,241)	(612,907)
Brown-Forman Corp. - Class B	(12,161)	(461,875)
Constellation Brands, Inc. - Class A	(4,420)	(976,820)
Diageo PLC	(12,751)	(405,220)
Fomento Economico Mexicano SAB de CV - ADR	(6,559)	(560,729)
PepsiCo, Inc.	(6,581)	(1,000,707)
		(4,018,258)

Biotechnology - (1.5)%
Amgen, Inc.	(1,284)	(334,662)
Biogen, Inc.	(2,962)	(452,949)
Regeneron Pharmaceuticals, Inc.	(894)	(636,823)
Royalty Pharma PLC - Class A	(27,319)	(696,908)
		(2,121,342)

Chemicals - (2.6)%
Air Liquide SA	(5,929)	(963,404)
Dow, Inc.	(16,611)	(666,600)
Linde PLC	(1,249)	(522,919)
LyondellBasell Industries NV - Class A	(10,423)	(774,116)
PPG Industries, Inc.	(6,547)	(782,039)
		(3,709,078)

Cosmetics/Personal Care - (0.5)%
L'Oreal SA	(1,832)	(648,500)

Engineering & Construction - (0.5)%
Vinci SA	(7,525)	(777,185)

The accompanying notes are an integral part of these financial statements.	8

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Food - (2.5)%
Conagra Brands, Inc.	(24,491)	(679,625)
Hershey Co.	(3,351)	(567,492)
Hormel Foods Corp.	(8,118)	(254,662)
Kraft Heinz Co.	(22,359)	(686,645)
Mondelez International, Inc. - Class A	(12,104)	(722,972)
Nestle SA	(7,709)	(636,965)
		(3,548,361)

Healthcare-Products - (1.4)%
Danaher Corp.	(3,393)	(778,863)
IDEXX Laboratories, Inc.	(1,733)	(716,492)
Zimmer Biomet Holdings, Inc.	(4,327)	(457,061)
		(1,952,416)

Healthcare-Services - (1.3)%
Elevance Health, Inc.	(1,565)	(577,328)
HCA Healthcare, Inc.	(1,653)	(496,148)
IQVIA Holdings, Inc.	(3,552)	(698,004)
		(1,771,480)

Internet - (0.5)%
CDW Corp.	(4,215)	(733,579)

Iron/Steel - (0.2)%
Nucor Corp.	(2,439)	(284,656)

Machinery-Diversified - (0.4)%
Xylem, Inc.	(4,572)	(530,443)

Mining - (1.0)%
BHP Group Ltd. - ADR	(15,222)	(743,290)
Rio Tinto PLC - ADR	(11,559)	(679,785)
		(1,423,075)

Oil & Gas - (3.8)%
BP PLC - ADR	(24,317)	(718,810)
ConocoPhillips	(6,657)	(660,175)
Devon Energy Corp.	(16,777)	(549,111)
Equinor ASA - ADR	(6,878)	(162,940)
Exxon Mobil Corp.	(4,024)	(432,862)
Occidental Petroleum Corp.	(13,155)	(649,988)
Shell PLC - ADR	(15,118)	(947,143)
TotalEnergies SE - ADR	(13,838)	(754,171)
Valero Energy Corp.	(4,144)	(508,013)
		(5,383,213)

Oil & Gas Services - (1.0)%
Halliburton Co.	(20,870)	(567,455)
Schlumberger NV	(20,229)	(775,580)
		(1,343,035)

The accompanying notes are an integral part of these financial statements.	9

Consolidated Schedule of Securities Sold Short	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Pharmaceuticals - (3.4)%
Becton Dickinson & Co.	(3,718)	(843,503)
GSK PLC - ADR	(22,517)	(761,525)
Merck & Co., Inc.	(8,132)	(808,971)
Novartis AG - ADR	(5,741)	(558,657)
Novo Nordisk AS - ADR	(5,501)	(473,196)
Pfizer, Inc.	(11,042)	(292,944)
Sanofi SA - ADR	(13,253)	(639,192)
Zoetis, Inc.	(2,621)	(427,040)
		(4,805,028)

Real Estate - (0.1)%
CoStar Group, Inc.	(2,222)	(159,073)

Retail - (0.5)%
Dollar General Corp.	(7,286)	(552,424)
Restaurant Brands International, Inc.	(2,549)	(166,144)
		(718,568)

Semiconductors - (0.2)%
QUALCOMM, Inc.	(2,235)	(343,341)

Software - (0.5)%
Dassault Systemes SE	(19,283)	(668,911)

Transportation - (2.8)%
Canadian National Railway Co.	(12,331)	(1,251,720)
Canadian Pacific Kansas City Ltd.	(11,237)	(813,222)
CSX Corp.	(21,312)	(687,738)
Deutsche Post AG	(20,501)	(721,352)
United Parcel Service, Inc. - Class B	(3,255)	(410,455)
		(3,884,487)
TOTAL COMMON STOCKS (Proceeds $45,944,170)		(42,466,212)

PREFERRED STOCKS - (0.6)%
Auto Manufacturers - (0.6)%
Volkswagen AG, 0.00%	(8,743)	(806,110)
TOTAL PREFERRED STOCKS (Proceeds $902,846)		(806,110)

REAL ESTATE INVESTMENT TRUSTS - (0.4)%
REITS - (0.4)%
American Tower Corp.	(992)	(181,943)
Crown Castle, Inc.	(4,822)	(437,645)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $615,080)		(619,588)

TOTAL SECURITIES SOLD SHORT - (31.2)% (Proceeds $47,462,096)		$(43,891,910)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.	10

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	112	12/16/2025	$18,949,937	$8,314
3 Month Canadian Overnight Repo Rate Average	112	06/16/2026	18,956,751	8,314
3 Month Euribor	79	06/16/2025	20,035,906	26,924
3 Month Euribor	61	06/15/2026	15,479,448	9,120
3 Month New Zealand Treasury Bill	137	06/11/2025	76,119,262	15,933
3 Month Swiss Average Overnight Rate	92	09/16/2025	25,402,152	152,582
3 Month Swiss Average Overnight Rate	80	03/17/2026	22,093,241	68,110
30 Day Federal Funds Rate	6	04/30/2025	2,395,567	(524)
Arabica Coffee	4	03/19/2025	479,625	112,630
Canadian 10 Year Government Bonds	3	03/20/2025	255,757	4,556
Copper	10	03/27/2025	1,006,625	(34,546)
Corn	183	01/15/2025	983,745	(28,436)
Crude Palm Oil	29	03/14/2025	721,190	(56,966)
Euro BUXL 30 Year Bonds	9	03/06/2025	1,236,507	(79,991)
Euro STOXX 50 Dividend Index	36	12/19/2025	588,618	(15,628)
Euro STOXX 50 Dividend Index	51	12/18/2026	804,301	(9,797)
Euro STOXX Select Dividend 30 Index	101	03/21/2025	1,696,895	(17,291)
Euro-BOBL	21	03/06/2025	2,562,917	(33,340)
Euro-BTP Italian Government Bonds	16	03/06/2025	1,987,823	(40,478)
Euro-Bund	11	03/06/2025	1,519,944	(40,814)
Euro-Schatz	43	03/06/2025	4,763,653	(21,069)
Eurpoean Rapeseed	33	01/31/2025	873,506	39,318
Feeder Cattle	9	03/27/2025	1,183,388	15,929
Frozen Concentrated Orange Juice	17	03/11/2025	1,250,647	13,841
Gold	6	02/26/2025	1,584,600	(10,828)
International Arabica Coffee	25	03/21/2025	1,003,250	250,465
International Live Cattle	123	01/31/2025	2,073,898	14,226
Japanese 10 Year Government Bonds	2	03/13/2025	1,805,803	(6,369)
Lean Hogs	5	02/14/2025	162,600	(9,376)
Live Cattle	22	02/28/2025	1,686,080	54,667
London Cocoa	30	03/14/2025	3,435,195	1,810,677
London Metals - Zinc(a)	12	03/17/2025	894,102	(43,198)
Natural Gas	2	01/29/2025	72,660	6,271
Natural Gas	15	01/30/2025	510,294	32,328
Palladium	3	03/27/2025	272,940	(26,954)
Robusta Coffee	21	03/25/2025	1,023,750	(14,144)
SGX Technically Specified Rubber 20	93	02/28/2025	918,375	(41,776)
Short-term Euro-BTP	96	03/06/2025	10,678,375	(49,026)
Silver	5	03/27/2025	731,050	(35,098)
Sugar #11	10	02/28/2025	215,712	(45,792)
Sunflower Seeds	28	03/24/2025	745,628	(56,604)
UK Natural Gas	10	01/30/2025	427,678	26,641
U.S. Cocoa	25	03/14/2025	2,918,750	1,176,462
White Maize	14	03/24/2025	471,118	24,350
Yellow Maize	50	03/24/2025	1,408,320	113,994
				$3,267,607

The accompanying notes are an integral part of these financial statements.	11

Consolidated Schedule of Futures Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(20)	03/20/2025	$2,226,250	$1,017
3-Month Secured Overnight Financing Rate	(18)	09/15/2026	4,322,700	(3,002)
Austrailian Government 10 Year Bonds	(29)	03/17/2025	2,026,899	34,067
Austrailian Government 3 Year Bonds	(113)	03/17/2025	7,427,617	30,702
Canadian Canola Oil	(47)	03/14/2025	402,549	(9,380)
Class III Milk	(5)	03/04/2025	203,800	(11,326)
Corn No. 2 Yellow	(18)	03/14/2025	412,650	(18,992)
Cotton No.2	(23)	03/07/2025	786,600	30,587
Crude Soybean Oil	(5)	03/14/2025	121,080	5,824
French Government Bonds	(4)	03/06/2025	511,121	10,507
Hard Red Winter Wheat	(19)	03/14/2025	531,288	(4,185)
ICE 3 Month SONIA Rate	(38)	09/16/2025	11,384,366	(4,314)
ICE European Climate Exchange Emissions	(6)	12/15/2025	453,548	(14,954)
London Metals - Lead(a)	(17)	03/17/2025	827,959	66,523
London Metals - Nickel(a)	(8)	03/17/2025	734,560	33,853
Long Gilt	(13)	03/27/2025	1,504,540	47,004
Low Sulphur Gas Oil	(5)	02/12/2025	345,875	(13,394)
Lumber	(27)	03/14/2025	431,021	2,834
Platinum	(15)	04/28/2025	682,875	(254)
Red Spring Wheat	(16)	03/14/2025	476,600	(2,277)
Rough Rice	(48)	03/14/2025	1,353,600	52,104
Soybean Meal	(31)	03/14/2025	982,390	(71,149)
Soybeans	(10)	03/14/2025	505,250	(3,926)
Soybeans	(5)	03/24/2025	113,500	(925)
U.S. Treasury 10 Year Notes	(30)	03/20/2025	3,262,500	3,932
U.S. Treasury 2 Year Notes	(26)	03/31/2025	5,345,844	(2,113)
U.S. Treasury 5 Year Note	(23)	03/31/2025	2,445,008	(4,553)
U.S. Treasury Long Bonds	(13)	03/20/2025	1,479,969	3,356
U.S. Treasury Ultra Bonds	(7)	03/20/2025	832,344	12,160
UK Emissions Trading Registry Allowance	(11)	12/15/2025	495,673	(910)
U.S. 3 Year Notes	(9)	03/31/2025	1,878,891	(2,815)
Wheat	(46)	03/14/2025	1,268,450	(24,386)
Wheat	(53)	03/24/2025	870,694	(15,446)
				$126,169
Net Unrealized Appreciation (Depreciation)				$3,393,776

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.	12

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	03/19/2025	AUD	4,404,000	CAD	3,982,978	$(50,404)
StoneX Financial, Inc.	03/19/2025	AUD	3,610,516	EUR	2,180,000	(29,514)
StoneX Financial, Inc.	03/19/2025	AUD	5,224,000	NZD	5,730,571	21,384
StoneX Financial, Inc.	03/19/2025	CAD	3,816,673	AUD	4,296,000	1,310
StoneX Financial, Inc.	03/19/2025	CAD	4,449,285	EUR	2,979,000	7,168
StoneX Financial, Inc.	03/19/2025	CAD	748,000	JPY	78,749,440	15,941
StoneX Financial, Inc.	03/19/2025	CAD	2,395,527	NZD	2,962,000	9,529
StoneX Financial, Inc.	03/19/2025	CHF	1,342,723	AUD	2,425,000	(7,072)
StoneX Financial, Inc.	03/19/2025	CHF	1,587,732	CAD	2,580,000	(31,863)
StoneX Financial, Inc.	03/19/2025	CHF	1,192,000	CNH	9,941,876	(29,942)
StoneX Financial, Inc.	03/19/2025	CHF	1,379,000	JPY	234,857,490	26,860
StoneX Financial, Inc.	03/19/2025	CHF	1,818,000	NOK	23,216,587	(20,232)
StoneX Financial, Inc.	03/19/2025	CHF	1,821,000	SEK	22,783,442	(43,882)
StoneX Financial, Inc.	03/19/2025	CNH	14,146,224	AUD	3,056,000	38,122
StoneX Financial, Inc.	03/19/2025	CNH	26,826,000	CAD	5,228,017	15,147
StoneX Financial, Inc.	03/19/2025	CNH	11,246,767	CHF	1,387,000	(9,035)
StoneX Financial, Inc.	03/19/2025	CNH	26,738,000	EUR	3,484,687	27,884
StoneX Financial, Inc.	03/19/2025	CNH	49,050,000	SGD	9,124,224	(15,831)
StoneX Financial, Inc.	03/19/2025	EUR	2,180,000	AUD	3,661,610	(2,124)
StoneX Financial, Inc.	03/19/2025	EUR	1,728,000	CZK	43,475,098	4,898
StoneX Financial, Inc.	03/19/2025	EUR	2,873,000	HUF	1,195,005,963	(10,898)
StoneX Financial, Inc.	03/19/2025	EUR	326,000	JPY	51,204,820	9,950
StoneX Financial, Inc.	03/19/2025	EUR	804,000	NOK	9,479,321	954
StoneX Financial, Inc.	03/19/2025	GBP	1,474,000	AUD	2,934,144	28,066
StoneX Financial, Inc.	03/19/2025	GBP	1,527,000	CAD	2,732,567	5,785
StoneX Financial, Inc.	03/19/2025	GBP	1,870,000	CHF	2,074,204	31,883
StoneX Financial, Inc.	03/19/2025	GBP	564,000	CNH	5,180,735	(1,050)
StoneX Financial, Inc.	03/19/2025	GBP	1,690,236	EUR	2,033,000	3,130
StoneX Financial, Inc.	03/19/2025	GBP	614,000	JPY	115,849,520	24,632
StoneX Financial, Inc.	03/19/2025	GBP	855,000	NOK	12,104,321	4,612
StoneX Financial, Inc.	03/19/2025	GBP	1,351,000	SEK	18,748,773	(13,071)
StoneX Financial, Inc.	03/19/2025	GBP	597,000	USD	760,817	(13,576)
StoneX Financial, Inc.	03/19/2025	IDR	35,415,000,000	USD	2,225,819	(32,056)
StoneX Financial, Inc.	03/19/2025	ILS	4,740,000	USD	1,328,401	(24,848)
StoneX Financial, Inc.	03/19/2025	JPY	14,570,157	CNH	717,000	(4,288)
StoneX Financial, Inc.	03/19/2025	JPY	39,307,000	NZD	460,000	(5,549)
StoneX Financial, Inc.	03/19/2025	NOK	265,000	JPY	3,560,938	463
StoneX Financial, Inc.	03/19/2025	NOK	3,390,000	SEK	3,322,539	(3,558)
StoneX Financial, Inc.	03/19/2025	PLN	7,572,000	EUR	1,769,366	(10,797)
StoneX Financial, Inc.	03/19/2025	SEK	5,158,000	JPY	71,048,355	12,595
StoneX Financial, Inc.	03/19/2025	SEK	9,111,657	NOK	9,468,000	(5,326)
StoneX Financial, Inc.	03/19/2025	SGD	10,643,148	CNH	57,804,000	(61,853)
StoneX Financial, Inc.	03/19/2025	THB	64,857,000	USD	1,927,400	(15,286)
StoneX Financial, Inc.	03/19/2025	USD	1,477,528	AUD	2,305,000	50,226
StoneX Financial, Inc.	03/19/2025	USD	1,599,811	BRL	9,823,000	31,083
StoneX Financial, Inc.	03/19/2025	USD	3,674,481	CAD	5,188,000	56,735
StoneX Financial, Inc.	03/19/2025	USD	2,157,236	CHF	1,914,000	26,831
StoneX Financial, Inc.	03/19/2025	USD	685,800	CLP	666,831,000	15,935

The accompanying notes are an integral part of these financial statements.	13

Consolidated Schedule of Forward Currency Contracts	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

StoneX Financial, Inc.	03/19/2025	USD	2,873,802	CNH	20,848,000	28,789
StoneX Financial, Inc.	03/19/2025	USD	1,287,354	COP	5,704,512,000	6,250
StoneX Financial, Inc.	03/19/2025	USD	1,729,482	CZK	41,015,000	40,157
StoneX Financial, Inc.	03/19/2025	USD	1,821,266	DKK	12,829,000	32,113
StoneX Financial, Inc.	03/19/2025	USD	2,213,937	EUR	2,090,000	42,238
StoneX Financial, Inc.	03/19/2025	USD	733,398	GBP	585,000	1,177
StoneX Financial, Inc.	03/19/2025	USD	1,810,447	HUF	710,031,000	30,206
StoneX Financial, Inc.	03/19/2025	USD	2,163,409	IDR	35,415,000,000	(30,354)
StoneX Financial, Inc.	03/19/2025	USD	2,459,183	INR	209,998,000	23,315
StoneX Financial, Inc.	03/19/2025	USD	1,143,009	JPY	175,242,000	17,754
StoneX Financial, Inc.	03/19/2025	USD	1,767,649	KRW	2,519,006,000	51,483
StoneX Financial, Inc.	03/19/2025	USD	845,274	MXN	17,367,000	21,053
StoneX Financial, Inc.	03/19/2025	USD	901,689	NOK	10,044,000	17,504
StoneX Financial, Inc.	03/19/2025	USD	1,843,979	NZD	3,164,000	69,764
StoneX Financial, Inc.	03/19/2025	USD	2,043,550	PHP	119,282,000	(10,947)
StoneX Financial, Inc.	03/19/2025	USD	1,521,253	PLN	6,188,000	27,589
StoneX Financial, Inc.	03/19/2025	USD	1,834,506	SEK	19,942,000	21,991
StoneX Financial, Inc.	03/19/2025	USD	4,142,649	SGD	5,569,000	47,534
StoneX Financial, Inc.	03/19/2025	USD	1,935,708	TWD	62,899,000	3,844
StoneX Financial, Inc.	03/19/2025	ZAR	18,449,634	EUR	966,000	(32,980)
StoneX Financial, Inc.	03/19/2025	ZAR	23,906,000	USD	1,328,421	(70,537)
Net Unrealized Appreciation (Depreciation)						$367,011

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
ILS - Israeli Shekel
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.	14

Consolidated Statement of Assets and Liabilities	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$122,035,848
Deposit at broker for securities sold short	54,561,092
Unrealized appreciation on futures contracts	4,320,122
Receivable for investments sold	2,014,067
Receivable for open forward currency contracts	1,932,829
Deposit at broker for future contracts	1,611,500
Deposit at broker for forward contracts	953,130
Interest receivable	169,752
Cash	94,816
Dividends receivable	63,563
Dividend tax reclaims receivable	860
Total assets	187,757,579

LIABILITIES:
Securities sold short, at value	43,891,910
Payable for open forward currency contracts	1,565,818
Unrealized depreciation on futures contracts	926,346
Payable for investments purchased	456,357
Payable to adviser (Note 4)	121,718
Dividends payable	69,281
Interest payable	19,444
Total liabilities	47,050,874
NET ASSETS	$140,706,705

NET ASSETS CONSISTS OF:
Paid-in capital	$142,810,329
Total accumulated losses	(2,103,624)
Total net assets	$140,706,705

Net assets	$140,706,705
Shares issued and outstanding(a)	5,700,000
Net asset value per share	$24.69

COST:
Investments, at cost	$111,122,358

PROCEEDS:
Securities sold short proceeds	$47,462,096

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	15

Consolidated Statement of Operations	Blueprint Chesapeake Multi-Asset Trend ETF

For the Six-Months Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,086,697
Less: Dividend withholding taxes	(24,324)
Less: Issuance fees	(1,347)
Interest income	1,353,799
Total investment income	2,414,825

EXPENSES:
Investment advisory fee (Note 4)	683,953
Dividend expenses	327,157
Interest expense	152,843
Other expenses and fees	15,960
Total expenses	1,179,913
NET INVESTMENT INCOME	1,234,912

REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	(4,833,631)
Securities sold short	(3,086,898)
Futures contracts	(2,906,763)
Forward currency contracts	(3,233,017)
Foreign currency transactions	(21,207)
Net realized loss	(14,081,516)
Net change in unrealized appreciation on:
Investments	5,315,831
Securities sold short	3,122,382
Futures contracts	3,793,754
Forward currency contracts	181,496
Foreign currency translations	(569,939)
Net change in unrealized appreciation	11,843,524
Net realized and unrealized loss	(2,237,992)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,003,080)

The accompanying notes are an integral part of these financial statements.	16

Consolidated Statement of Changes in Net Assets	Blueprint Chesapeake Multi-Asset Trend ETF

	Six-Months ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
OPERATIONS:
Net investment income	$1,234,912	$1,483,194
Net realized loss	(14,081,516)	(6,441,389)
Net change in unrealized appreciation	11,843,524	5,843,392
Net increase/(decrease) in net assets from operations	(1,003,080)	885,197

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,337,360)	(647,460)
Total distributions to shareholders	(1,337,360)	(647,460)

CAPITAL TRANSACTIONS:
Subscriptions	36,032,736	115,461,875
Redemptions	(6,217,903)	(2,467,300)
Net increase in net assets from capital transactions	29,814,833	112,994,575

NET INCREASE IN NET ASSETS	27,474,393	113,232,312

NET ASSETS:
Beginning of the period	113,232,312	–
End of the period	$140,706,705	$113,232,312

SHARES TRANSACTIONS
Subscriptions	1,450,000	4,600,000
Redemptions	(250,000)	(100,000)
Total increase in shares outstanding	1,200,000	4,500,000

(a)	Inception date of the Fund was July 11, 2023.

The accompanying notes are an integral part of these financial statements.	17

Consolidated Financial Highlights	Blueprint Chesapeake Multi-Asset Trend ETF

For a share outstanding throughout the periods presented

	Six-Months ended December 31, 2024 (Unaudited)	Period ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.16	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.22	0.57
Net realized and unrealized loss on investments(d)	(0.46)	(0.17)
Total from investment operations	(0.24)	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.24)
Total distributions	(0.23)	(0.24)
Net asset value, end of period	$24.69	$25.16

TOTAL RETURN(e)(i)	-1.00%	1.65%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$140,707	$113,232
Ratio of expenses to average net assets(f)(g)	1.71%	2.01%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)(g)	0.69%	1.02%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)(g)	1.01%	0.99%
Ratio of net investment income to average net assets(f)(g)	1.79%	2.35%
Portfolio turnover rate(e)(h)	42%	89%

(a)	Inception date of the Fund was July 11, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	As a result of trade errors, the Fund experienced a loss totaling $14,551 for the period ended June 30, 2024, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower, but Management determined that the impact to total return was immaterial.

The accompanying notes are an integral part of these financial statements.	18

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and the Blueprint Fund Management, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on July 11, 2023.

The investment objective of the Fund is to preserve capital and generate long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180-day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market,

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks(a)	$69,228,730	$—	$—	$69,228,730
Exchange Traded Funds	24,880,294	—	—	24,880,294
U.S. Treasury Securities	—	3,986,109	—	3,986,109
Real Estate Investment Trusts	1,749,098	—	—	1,749,098
Money Market Funds	11,232,281	—	—	11,232,281
U.S. Treasury Bills	—	10,959,336	—	10,959,336
Total Investments	$107,090,403	$14,945,445	$—	$122,035,848

Other Financial Instruments:(b)
Futures Contracts	$4,320,122	$—	$—	$4,320,122
Forward Currency Contracts	—	953,884	—	953,884
Total Other Financial Instruments	$4,320,122	$953,884	$—	$5,274,006

Liabilities:
Investments:
Common Stocks(a)	$(42,466,212)	$—	$—	$(42,466,212)
Preferred Stocks	(806,110)	—	—	(806,110)
Real Estate Investment Trusts	(619,588)	—	—	(619,588)
Total Investments	$(43,891,910)	$—	$—	$(43,891,910)

Other Financial Instruments:(b)
Futures Contracts	$(926,346)	$—	$—	$(926,346)
Forward Currency Contracts	—	(586,873)	—	(586,873)
Total Other Financial Instruments	$(926,346)	$(586,873)	$—	$(1,513,219)

(a)	See Consolidated Schedule of Investments for the industry breakout.

(b)	Other Financial Instruments are derivative instruments not reflected on the Consolidated Schedule of Investments, such as futures and forward currency contracts, which are presented at the unrealized appreciation/depreciation on the investment.

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

B.	Derivative Instruments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts and forward currency contracts (both a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

The average notional amount for open futures contracts and forward currency contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date.

For the six-months ended December 31, 2024, the average notional value of open long futures contracts was $312,395,408 for the Fund. The average notional value of long forward currency contracts outstanding was $160,452,006 for the Fund. The average notional value of open short futures contracts was $63,662,386 for the Fund. The average notional value of short forward currency contracts outstanding was $161,286,565 for the Fund. The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2024:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Consolidated Statement of Assets and Liabilities	Fair Value	Consolidated Statement of Assets and Liabilities	Fair Value

	Unrealized		Unrealized
	appreciation on		depreciation on
Futures Contracts	futures contracts		futures contracts
Commodities Risk		$3,883,525		$(595,223)
Equities Risk		-		(42,716)
Foreign Exchange Currencies Risk		-		-
Interest Rate Risk		436,597		(288,407)
Total Futures Contracts		$4,320,122		$(926,346)
	Receivable for		Payable for open
	open forward		forward currency
Forward Currency Contracts	currency contracts		contracts
Foreign Exchange Currencies Risk		$1,932,829		$(1,565,818)

Consolidated Statement of Operations

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended December 31, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	Net realized and
	unrealized gain (loss)
Futures Contracts	on futures contracts
Commodities Risk		$(11,978)	$3,632,608
Equities Risk		31,733	(98,989)
Foreign Exchange Currencies Risk		6,420	(7,935)
Interest Rate Risk		(2,932,938)	148,190
Total Futures Contracts		$(2,906,763)	$3,793,754
	Net realized and
	unrealized gain (loss)
	on forward currency
Forward Currency Contracts	contracts
Foreign Exchange Currencies Risk		$(3,233,017)	$181,496

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year) . The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of December 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.H.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

F.	Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price on a specified date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, commodities, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

To the extent the Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, they must deliver to an account controlled by the FCM (that has been selected by

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the mark-to-market value of the futures contract. The account is marked-to -market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

The Fund had futures contracts activity during the period ended December 31, 2024. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the FCM.

G.	Forward Currency Contracts. The Fund may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90-days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The forward currency contracts held by the Fund are traded with StoneX Financial, Inc. acting as the forward contracts commission merchant.

H.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the Blueprint-Chesapeake Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $4,440,875, or 3.2% of its total assets invested in the Subsidiary as of December 31, 2024.

I.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

J.	Deposits at Brokers. Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

K.	Short Sales. The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure their performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. Interest income is accrued on cash proceeds held at the broker for short sales. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause a Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

L.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

M.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

N.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

O.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

P.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to the counterparty risk associated with the Fund’s clearing broker or clearinghouse. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

● Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

● Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

● Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

● Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Equity Market Risk. By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks, which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub- Adviser's performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.99%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended December 31, 2024 are disclosed in the Consolidated Statement of Operations.

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

The Sub -Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to -day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub- Advisory Fee”). The Sub -Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended December 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiary, were $62,315,493 and $39,673,682, respectively.

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

For the six-months ended December 31, 2024, there were no purchases and sales of long-term U.S. government securities.

For the six-months ended December 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended December 31, 2024 (estimated) and the prior fiscal period ended June 30, 2024 were as follows:

Distributions paid from:	December 31, 2024	June 30, 2024
Ordinary Income	$1,337,360	$47,460

As of the prior fiscal period ended June 30, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost (a)	$94,706,669
Gross tax unrealized appreciation	8,415,474
Gross tax unrealized depreciation	(3,007,195)
Net tax unrealized appreciation (depreciation)	5,408,279
Undistributed ordinary income (loss)	1,337,403
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,337,403
Other accumulated gain (loss)	(6,508,865)
Total distributable earnings	$236,816

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of futures and open forward currency contracts, and PFIC adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal period ended June 30, 2024, the Fund has not elected to defer any post-October or late-year losses.

As of the prior fiscal period ended June 30, 2024, the Fund had long-term and short-term capital loss carryovers of $6,086,919 and $421,946, respectively, which do not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The

Notes to Consolidated Financial Statements	Blueprint Chesapeake Multi-Asset Trend ETF

December 31, 2024 (Unaudited)

standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUSBEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 4, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 4, 2025

* Print the name and title of each signing officer under his or her signature.